Related Party Transactions - Sales to and Purchases From Associates and Joint Ventures (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Associates [member]
Disclosure of transactions between related parties [Line Items]
Sales	€ 51	€ 56	€ 48
Purchases	400	401	422
Joint Ventures [member]
Disclosure of transactions between related parties [Line Items]
Sales	111	88	64
Purchases	€ 55	€ 54	€ 56